UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


              Report for the Calendar Year or Quarter Ended 6/30/04

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut            08/16/04
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE
Form 13F Information Table Entry Total:  28
Form 13F Information Table Value Total: $303,602
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN  2         COLUMN 3     COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8

                             TITLE                                       SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP       VALUE         PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE  SHARED  NONE
--------------               --------          -----       --------      -------   --------  ----------  ----    ----  ------  ----
AT&T                         COM               001957505       438,900      30,000           SOLE        NONE    X
ALDERWOODS GROUP INC         COM               014383103    10,034,132     811,823           SOLE        NONE    X
AMVESCAP PLC                 ADR               03235E100       341,750      25,000           SOLE        NONE    X
ARCH WIRELESS INC            CL A              039392709    51,469,550   1,806,583           SOLE        NONE    X
FOOT LOCKER INC              COM               344849104    14,073,388     578,200           SOLE        NONE    X
GENESIS HEALTHCARE CORP      COM               37184D101       732,928      26,176           SOLE        NONE    X
HAYES LEMMERZ INTL INC       COM NEW           420781304    10,878,040     720,400           SOLE        NONE    X
HOLLYWOOD ENTMT CORP         COM               436141105        22,284       1,668           SOLE        NONE    X
HORIZON OFFSHORE INC         COM               44043J105        43,223      43,660           SOLE        NONE    X
IMC GLOBAL INC               COM               449669100    15,830,760   1,181,400           SOLE        NONE    X
JANUS CAP GROUP INC          COM               47102X105     7,184,693     435,700           SOLE        NONE    X
LEUCADIA NATL CORP           COM               527288104     1,735,524      34,920           SOLE        NONE    X
MAIR HOLDINGS INC            COM               560635104     5,539,946     678,915           SOLE        NONE    X
MITCHAM INDS INC             COM               606501104     1,248,763     242,950           SOLE        NONE    X
NRG ENERGY INC               COM NEW           629377508       744,000      30,000           SOLE        NONE    X
NEIGHBORCARE INC             COM               64015Y104     2,028,179      64,736           SOLE        NONE    X
OIL SVC HOLDRS TR            DEPOSTRY RCPT     678002106       722,300      10,000           SOLE        NONE    X
OMA CAP CORP                 CL A              693419202    11,541,906   1,282,434           SOLE        NONE    X
PARKER DRILLING CO           COM               701081101    30,248,288   7,918,400           SOLE        NONE    X
PRE PAID LEGAL SVCS INC      COM               740065107     4,449,061     186,700           SOLE        NONE    X
PRICE COMMUNICATIONS CORP    COM NEW           741437305     4,565,711     309,330           SOLE        NONE    X
RADIOLOGIX INC               COM               75040K109     9,314,138   2,060,650           SOLE        NONE    X
RITE AID                     COM               767754104    25,395,650   4,865,067           SOLE        NONE    X
STOLT OFFSHORE S A           SP ADR REG COM    861567105    29,495,992   9,393,628           SOLE        NONE    X
SUN HEALTHCARE GROUP INC     COM NEW           866933401     2,587,861     287,860           SOLE        NONE    X
TERRA INDS INC               COM               880915103    23,429,245   4,161,500           SOLE        NONE    X
UNITEDGLOBALCOM              CL A              913247508     5,548,455     764,250           SOLE        NONE    X
WASHINGTON GROUP INTL INC    COM NEW           938862208    33,957,611     946,158           SOLE        NONE    X
                                                           303,602,279





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